Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Inventory Disclosure [Abstract]
Raw materials	$ 7,020	$ 6,961
Work-in-progress	3,884	3,698
Finished goods	2,126	2,274
Total inventories	13,030	12,933
Balance at beginning of the year	3,634	3,570	$ 3,635
(Usage) additional charges, net	256	296	(65)
Written off		(232)
Balance at the end of the year	$ 3,890	$ 3,634	$ 3,570